ACCOUNTS RECEIVABLE	12 Months Ended
Dec. 31, 2025
Subclassifications of assets, liabilities and equities [abstract]
ACCOUNTS RECEIVABLE	ACCOUNTS RECEIVABLE
Aging analysis of external accounts receivable and amounts recognized as expected credit loss reserve

In millions	December 31, 2025	December 31, 2024
Not due	$737.0	$576.7
1-30 days overdue	52.3	69.7
31-60 days overdue	16.6	13.9
61-90 days overdue	4.7	5.0
91-120 days overdue	0.8	1.0
More than 120 days overdue	9.6	16.7
Gross Accounts Receivable	$821.0	$683.0
Expected credit loss reserve	(11.7)	(16.1)
Net Accounts Receivable	$809.3	$666.9
Accounts receivable more than 120 days overdue is mainly related to the Company’s export business and specific payment plans have been agreed with the related distributors.
Bad debt write-offs were $10.7 million, $4.9 million, and $3.6 million for the years ended December 31, 2025, 2024, and 2023, respectively. The total impact on the consolidated statement of income loss and other comprehensive income and loss from bad debt write-offs and the change in the receivable reserve were $6.3 million, $1.9 million, and $2.4 million for the years ended December 31, 2025, 2024, and 2023, respectively.